Loans and asset quality - Allowance for Credit Losses Activity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 366	$ 390	$ 254
Charge-offs	(25)	(84)	(3)
Recoveries	9	1	8
Net (charge-offs)	(16)	(83)	5
Provision	(31)	59	131
Ending balance	319	366	390
Allowance for loan losses	245	294	303
Allowance for credit losses on lending related commitments	74	72	87
Individually evaluated for impairment:
Loan balance	157	247	303
Allowance for loan losses	30	49	76
Provision (benefit) for other credit losses	(1)	11	(12)
Fair value of collateral	158	258	348
Asset Pledged as Collateral
Individually evaluated for impairment:
Loan balance	157	247	303
Commercial
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	20	27	18
Charge-offs	0	0	0
Recoveries	0	0	1
Net (charge-offs)	0	0	1
Provision	(10)	(7)	8
Ending balance	10	20	27
Allowance for loan losses	2	7	12
Allowance for credit losses on lending related commitments	8	13	15
Individually evaluated for impairment:
Loan balance	0	0	0
Allowance for loan losses	0	0	0
Commercial real estate
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	315	325	184
Charge-offs	(25)	(82)	0
Recoveries	6	0	0
Net (charge-offs)	(19)	(82)	0
Provision	(34)	72	141
Ending balance	262	315	325
Allowance for loan losses	214	265	266
Allowance for credit losses on lending related commitments	48	50	59
Individually evaluated for impairment:
Loan balance	148	237	290
Allowance for loan losses	30	49	76
Financial institutions
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	19	19	24
Charge-offs	0	0	0
Recoveries	0	0	0
Net (charge-offs)	0	0	0
Provision	6	0	(5)
Ending balance	25	19	19
Allowance for loan losses	11	11	9
Allowance for credit losses on lending related commitments	14	8	10
Individually evaluated for impairment:
Loan balance	0	0	0
Allowance for loan losses	0	0	0
Wealth management loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	1	1	1
Charge-offs	0	0	0
Recoveries	0	0	0
Net (charge-offs)	0	0	0
Provision	4	0	0
Ending balance	5	1	1
Allowance for loan losses	4	1	1
Allowance for credit losses on lending related commitments	1	0	0
Individually evaluated for impairment:
Loan balance	0	0	0
Allowance for loan losses	0	0	0
Wealth management mortgages
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	6	9	12
Charge-offs	0	(1)	0
Recoveries	0	0	0
Net (charge-offs)	0	(1)	0
Provision	1	(2)	(3)
Ending balance	7	6	9
Allowance for loan losses	6	6	8
Allowance for credit losses on lending related commitments	1	0	1
Individually evaluated for impairment:
Loan balance	8	9	12
Allowance for loan losses	0	0	0
Other residential mortgages
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	2	4	8
Charge-offs	0	(1)	(3)
Recoveries	3	1	2
Net (charge-offs)	3	0	(1)
Provision	(3)	(2)	(3)
Ending balance	2	2	4
Allowance for loan losses	2	2	4
Allowance for credit losses on lending related commitments	0	0	0
Individually evaluated for impairment:
Loan balance	1	1	1
Allowance for loan losses	0	0	0
Capital call financing
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	3	4	6
Charge-offs	0	0	0
Recoveries	0	0	0
Net (charge-offs)	0	0	0
Provision	5	(1)	(2)
Ending balance	8	3	4
Allowance for loan losses	6	2	2
Allowance for credit losses on lending related commitments	2	1	2
Individually evaluated for impairment:
Loan balance	0	0	0
Allowance for loan losses	0	0	0
Other
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 0	1	1
Charge-offs		0	0
Recoveries		0	5
Net (charge-offs)		0	5
Provision		(1)	(5)
Ending balance		0	1
Allowance for loan losses		0	1
Allowance for credit losses on lending related commitments		0	0
Individually evaluated for impairment:
Loan balance		0	0
Allowance for loan losses		$ 0	$ 0